Average Annual Total Returns - The Gabelli Global Rising Income and Dividend Fund	Apr. 30, 2021
ICEBankofAmericaMerrillLynchGlobalThreeHundredConvertibleIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	34.50%
5 Years	13.44%
10 Years	9.37%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.90%
5 Years	12.19%
10 Years	9.87%
Class A Shares
Average Annual Return:
1 Year	5.27%
5 Years	5.70%
10 Years	4.15%
Class C Shares
Average Annual Return:
1 Year	10.65%
5 Years	6.32%
10 Years	3.73%
Class AAA Shares
Average Annual Return:
1 Year	11.68%
5 Years	6.96%
10 Years	4.78%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.55%
5 Years	6.74%
10 Years	4.46%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.09%
5 Years	5.48%
10 Years	3.74%
Class I Shares
Average Annual Return:
1 Year	11.67%
5 Years	7.44%
10 Years	5.15%